Annual Fund Operating Expenses - ETF Prospectus [Member] - Vanguard Core-Plus Bond Index ETF - ETF Shares	Sep. 30, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.03%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.05%	[1]

[1]	The expense information shown in the table reflects estimated amounts for the current fiscal year.